Wells Fargo Absolute Return FundPortfolio of investments —- January 31, 2020 (unaudited)

		Shares	Value
Investment Companies : 98.43%
GMO Benchmark-Free Allocation Fund Class MF (l) 116,935,545			$3,085,929,045

Total Investment Companies (Cost $2,835,288,283)			3,085,929,045

Total investments (Cost $2,835,288,283)	98.43%		3,085,929,045
Other assets and liabilities, net	1.57		49,065,530

Total net assets	100.00%		$3,134,994,575

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	142,644,949	4,596,382	(30,305,786)	116,935,545	$3,085,929,045	98.43%

1

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO Funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO Special Opportunities Fund, and GMO SGM Major Markets Fund. GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.  As of January 31, 2020, the Fund owned 33% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2020, (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$3,085,929,045	$0	$0	$3,085,929,045
Total assets	$3,085,929,045	$0	$0	$3,085,929,045

For the nine months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Asset Allocation FundPortfolio of investments —- January 31, 2020 (unaudited)

	Shares			Value
Exchange-Traded Funds : 2.35%
Consumer Staples Select Sector SPDR Fund	698,823			$44,151,637

Total Exchange-Traded Funds (Cost $34,841,516)				44,151,637

Investment Companies : 97.60%
Affiliated Master Portfolios : 82.52%
	Wells Fargo C&B Large Cap Value Portfolio			55,529,489
	Wells Fargo Core Bond Portfolio			133,917,516
	Wells Fargo Diversified Large Cap Growth Portfolio			178,819,670
	Wells Fargo Emerging Growth Portfolio			21,133,324
	Wells Fargo Factor Enhanced Emerging Markets Portfolio			24,136,641
	Wells Fargo International Growth Portfolio			164,827,613
	Wells Fargo International Value Portfolio			179,138,413
	Wells Fargo Large Company Value Portfolio			187,085,075
	Wells Fargo Managed Fixed Income Portfolio			469,247,703
	Wells Fargo Real Return Portfolio			66,658,689
	Wells Fargo Small Company Growth Portfolio			21,087,407
	Wells Fargo Small Company Value Portfolio			50,140,203
				1,551,721,743

Affiliated Stock Funds : 15.08%
Wells Fargo Disciplined U.S. Core Fund Class R6	12,908,225			236,349,594
Wells Fargo Emerging Markets Equity Fund Class R6	886,427			23,720,780
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,141,346			23,576,223
				283,646,597

Total Investment Companies (Cost $1,624,389,270)				1,835,368,340

	Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)	1.43%	3-12-2020	$4,227,000	4,220,162

Total Short-Term Investments (Cost $4,220,142)				4,220,162

Total investments in securities (Cost $1,663,450,928)	100.17%			1,883,740,139
Other assets and liabilities, net	(0.17)			(3,246,404)

Total net assets	100.00%			$1,880,493,735

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
NASDAQ 100 E-Mini Index	209	3-20-2020	$ 38,461,293	$ 37,610,595	$0.00	(850,698)
Short
Euro FX Futures	(710)	3-16-2020	(98,970,599)	(98,676,688)	293,911	0
S&P 500 E-Mini Index	(232)	3-20-2020	(38,417,590)	(37,398,400)	1,019,190	0
					$ 1,313,101	$ (850,698)

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	14,980,840	2,131,736	(4,204,351)	12908225	$236,349,594
Wells Fargo Emerging Markets Equity Fund Class R6	1,066,144	20,045	(199,762)	886427	23,720,780
Wells Fargo Emerging Markets Equity Income Fund Class R6	2,372,396	93,960	(325,010)	2141346	23,576,223
					$283,646,597	15.08%

2

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets

Wells Fargo C&B Large Cap Value Portfolio	16.50%	14.67%	$55,529,489
Wells Fargo Core Bond Portfolio	2.51	2.34	133,917,516
Wells Fargo Diversified Large Cap Growth Portfolio	73.19	66.57	178,819,670
Wells Fargo Emerging Growth Portfolio	2.66	2.43	21,133,324
Wells Fargo Factor Enhanced Emerging Markets Portfolio	11.07	9.24	24,136,641
Wells Fargo International Growth Portfolio	83.23	75.45	164,827,613
Wells Fargo International Value Portfolio	17.57	15.81	179,138,413
Wells Fargo Large Company Value Portfolio	77.87	69.81	187,085,075
Wells Fargo Managed Fixed Income Portfolio	83.84	78.23	469,247,703
Wells Fargo Real Return Portfolio	38.52	35.61	66,658,689
Wells Fargo Small Company Growth Portfolio	1.19	1.07	21,087,407
Wells Fargo Small Company Value Portfolio	40.65	36.02	50,140,203
			$1,551,721,743	82.52%

3

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) or directly in securities employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives.  Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security value and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Exchange-traded funds	$44,151,637	$0	$0	$44,151,637
Investment companies	283,646,597	0	0	283,646,597
Short-term investments
U.S. Treasury securities	4,220,162	0	0	4,220,162
Investments measured at net asset value*				1,551,721,743
	332,018,396	0	0	1,883,740,139

Futures contracts	1,313,101	0	0	1,313,101
Total assets	$333,331,497	$0	$0	$1,885,053,240

Liabilities
Futures contracts	$850,698	$0	$0	$850,698
Total liabilities	$850,698	$0	$0	$850,698

* Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.  The Fund’s investment in affiliated Master Portfolios are valued at $1,551,721,743. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master PortfolioInvestment objective

Wells Fargo C&B Large Cap Value PortfolioSeeks maximum long-term total return (current income and capital

       Appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond PortfolioSeeks total return, consisting of income and capital appreciation

Wells Fargo Diversified Large Cap Growth PortfolioSeeks long-term capital appreciation

Wells Fargo Emerging Growth PortfolioSeeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Seeks to replicate the total return of the Wells Fargo Factor Enhanced

                Markets Portfolio        Emerging Markets Index, before fees and expenses

Wells Fargo International Growth PortfolioSeeks long-term capital appreciation

Wells Fargo International Value PortfolioSeeks long-term capital appreciation

Wells Fargo Large Company Value PortfolioSeeks long-term capital appreciation

Wells Fargo Managed Fixed Income PortfolioSeeks consistent fixed-income returns

Wells Fargo Real Return PortfolioSeeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth PortfolioSeeks long-term capital appreciation

Wells Fargo Small Company Value PortfolioSeeks long-term capital appreciation

Wells Fargo Diversified International FundPortfolio of investments —  January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 95.44%
Australia : 1.44%
AGL Energy Limited (Utilities, Multi-Utilities)	8,500	$112,805
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	78,435	136,819
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	10,800	85,816
CSR Limited (Materials, Construction Materials)	59,900	192,028
Fortescue Metals Group Limited (Materials, Metals & Mining)	21,200	157,046
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	34,882	97,888
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	6,144	73,791
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	49,389
Mineral Resources Limited (Materials, Metals & Mining)	3,590	40,362
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	18,916	102,329
Qantas Airways Limited (Industrials, Airlines)	59,300	251,420
Rio Tinto Limited (Materials, Metals & Mining)	1,800	116,799
1,416,492

Austria : 0.35%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	238,531
Voestalpine AG (Materials, Metals & Mining)	4,300	104,128
342,659

Brazil : 1.44%
Banco de Brasil SA (Financials, Banks)	10,900	123,543
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	83,412
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) †	21,861	482,909
JBS SA (Consumer Staples, Food Products)	18,600	119,784
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	43,234	610,032
1,419,680

Canada : 2.19%
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	3,960	134,922
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	15,400	367,138
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,800	198,815
Lundin Mining Corporation (Materials, Metals & Mining)	133,408	699,601
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	370,075
TMX Group Limited (Financials, Capital Markets)	4,100	379,360
2,149,911

China : 3.93%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,715	974,072
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	53,500	439,751
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	114,803
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	117,500	114,649
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	187,950
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	238,000	92,602
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	79,212
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,771	294,786
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	99,700	756,796
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	103,500	110,688
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	236,400	440,242
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	104,800	217,529
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	46,585
3,869,665

Denmark : 1.41%
Danske Bank AS (Financials, Banks)	9,300	155,247
DSV AS (Industrials, Road & Rail)	362	39,302
Genmab AS (Health Care, Biotechnology) †	3,605	829,836
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	4,570	278,183
Shares	Value
Denmark (continued)
Sydbank AS (Financials, Banks)	4,000	$87,149
1,389,717

Finland : 0.12%
Nordea Bank AB (Financials, Banks)	15,000	118,325

France : 7.91%
Air Liquide SA (Materials, Chemicals)	10,721	1,550,143
Amundi SA (Financials, Diversified Financial Services) 144A	3,761	304,417
Arkema SA (Materials, Chemicals)	910	83,383
AXA SA (Financials, Insurance)	9,200	244,642
BNP Paribas SA (Financials, Banks)	10,481	556,201
Compagnie de Saint-Gobain SA (Industrials, Building Products)	23,772	896,878
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	255,251
Credit Agricole SA (Financials, Banks)	13,900	187,791
Eiffage SA (Industrials, Construction & Engineering)	4,021	466,089
Engie SA (Utilities, Multi-Utilities)	13,300	228,937
Natixis SA (Financials, Capital Markets)	27,500	116,129
Orange SA (Communication Services, Diversified Telecommunication Services)	31,874	450,570
Renault SA (Consumer Discretionary, Automobiles)	3,100	121,251
Safran SA (Industrials, Aerospace & Defense)	1,973	318,121
Sanofi SA (Health Care, Pharmaceuticals)	6,800	655,781
Schneider Electric SE (Industrials, Electrical Equipment)	2,245	223,886
Societe Generale SA (Financials, Banks)	3,700	119,731
Total SA (Energy, Oil, Gas & Consumable Fuels)	9,700	472,300
Vinci SA (Industrials, Construction & Engineering)	4,757	527,024
7,778,525

Germany : 10.08%
Allianz AG (Financials, Insurance)	5,935	1,416,943
Aurubis AG (Materials, Metals & Mining)	1,600	87,054
Bayer AG (Health Care, Pharmaceuticals)	1,900	152,485
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	156,709
Covestro AG (Materials, Chemicals) 144A	2,700	113,786
Daimler AG (Consumer Discretionary, Automobiles)	5,300	245,427
Deutsche Boerse AG (Financials, Capital Markets)	14,332	2,326,417
Deutsche Post AG (Industrials, Air Freight & Logistics)	34,944	1,219,191
Metro AG (Consumer Staples, Food & Staples Retailing)	23,869	332,113
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	2,638	777,788
Rheinmetall AG (Industrials, Industrial Conglomerates)	1,365	145,981
SAP SE (Information Technology, Software)	6,138	799,358
Siemens AG (Industrials, Industrial Conglomerates)	3,833	472,755
Symrise AG (Materials, Chemicals)	3,448	354,299
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	292,966
Wirecard AG (Information Technology, IT Services) «	6,930	1,023,737
9,917,009

Hong Kong : 2.82%
AIA Group Limited (Financials, Insurance)	133,600	1,323,835
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	22,300	197,036
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	112,500	114,939
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	98,281
Sinotruk Hong Kong Limited (Industrials, Machinery) «	59,500	102,164
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	85,435
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	586,000	734,425
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	116,781
2,772,896

Hungary : 0.08%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	75,246

Shares	Value
India : 0.78%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	22,834	$771,699

Ireland : 4.93%
C&C Group plc (Consumer Staples, Beverages)	12,300	58,147
Greencore Group plc (Consumer Staples, Food Products)	181,237	586,284
Linde plc (Materials, Chemicals)	10,930	2,226,201
Medtronic plc (Health Care, Health Care Equipment & Supplies)	8,767	1,012,062
Smurfit Kappa Group plc (Materials, Containers & Packaging)	4,300	148,702
Willis Towers Watson plc (Financials, Insurance)	3,847	812,833
4,844,229

Israel : 1.27%
Check Point Software Technologies Limited (Information Technology, Software) †	7,862	898,705
Nice Systems Limited ADR (Information Technology, Software) †	2,015	347,185
1,245,890

Italy : 4.17%
A2A SpA (Utilities, Multi-Utilities)	104,600	208,955
Assicurazioni Generali SpA (Financials, Insurance)	22,522	438,856
Enel SpA (Utilities, Electric Utilities)	59,200	516,006
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	57,552	806,164
Intesa Sanpaolo SpA (Financials, Banks)	173,727	431,454
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	114,260
Mediobanca SpA (Financials, Banks)	23,400	233,429
Prysmian SpA (Industrials, Electrical Equipment)	48,483	1,075,454
UniCredit SpA (Financials, Banks)	20,487	273,651
4,098,229

Japan : 13.33%
Adeka Corporation (Materials, Chemicals)	13,000	187,870
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	2,100	69,909
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,500	385,986
Asahi Glass Company Limited (Industrials, Building Products)	4,900	165,171
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	14,200	250,916
Daikin Industries Limited (Industrials, Building Products)	900	126,817
Daiwa Securities Group Incorporated (Financials, Capital Markets)	190,100	961,387
Denka Company Limited (Materials, Chemicals)	6,300	170,192
DIC Incorporated (Materials, Chemicals)	5,300	138,938
Fujikura Limited (Industrials, Electrical Equipment)	2,100	7,697
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	26,900	1,024,553
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	5,000	127,877
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	161,658
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	341,070
Japan Airlines Company Limited (Industrials, Airlines)	6,300	177,222
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	700	36,912
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	20,000	604,381
Komatsu Limited (Industrials, Machinery)	9,600	212,266
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,300	217,724
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	100,726
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	92,354
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	226,800	1,164,531
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	37,300	233,632
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	208,632
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	254,471
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	8,200	726,999
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	25,000	637,426
Nomura Holdings Incorporated (Financials, Capital Markets)	31,200	159,725
ORIX Corporation (Financials, Diversified Financial Services)	16,500	278,726
Recruit Holdings Company Limited (Industrials, Professional Services)	5,466	213,044
Resona Holdings Incorporated (Financials, Banks)	62,600	258,153
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	136,470
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	243,624
Shares	Value
Japan (continued)
Sompo Holdings Incorporated (Financials, Insurance)	3,200	$119,564
Sony Corporation (Consumer Discretionary, Household Durables)	3,700	258,729
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	9,400	139,822
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	157,181
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	281,275
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	27,600	604,963
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	23,800	914,000
Teijin Limited (Materials, Chemicals)	5,700	101,909
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,600	129,179
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	164,083
UBE Industries Limited (Materials, Chemicals)	7,900	158,561
13,106,325

Malaysia : 0.47%
CIMB Group Holdings Bhd (Financials, Banks)	382,653	458,876

Netherlands : 5.48%
Adyen NV (Information Technology, IT Services) 144A†	348	319,780
Aegon NV (Financials, Insurance)	23,200	93,958
Airbus SE (Industrials, Aerospace & Defense)	9,689	1,422,965
ING Groep NV (Financials, Banks)	58,876	639,229
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	14,600	358,305
Koninklijke DSM NV (Materials, Chemicals)	2,975	362,074
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	20,088	919,979
NN Group NV (Financials, Insurance)	21,351	741,061
OCI NV (Materials, Chemicals) †	31,025	534,447
5,391,798

Norway : 1.12%
Den Norske Bank ASA (Financials, Banks)	62,809	1,098,063

Russia : 1.17%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	5,900	206,152
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels) «	4,200	428,946
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	50,245	511,997
1,147,095

Singapore : 1.12%
DBS Group Holdings Limited (Financials, Banks)	6,400	117,895
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	162,100	787,859
United Overseas Bank Limited (Financials, Banks)	10,700	199,578
1,105,332

South Africa : 0.24%
Absa Group Limited (Financials, Banks)	12,600	114,662
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,500	18,631
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	5,500	29,445
Old Mutual Limited (Financials, Insurance)	59,600	69,822
232,560

South Korea : 2.17%
BNK Financial Group Incorporated (Financials, Banks)	1,018	5,742
Hana Financial Group Incorporated (Financials, Banks)	6,710	185,435
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	14,600	125,423
Industrial Bank of Korea (Financials, Banks)	16,600	148,713
JB Financial Group Company Limited (Financials, Banks)	1,964	8,375
KT&G Corporation (Consumer Staples, Tobacco)	2,300	182,766
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	9,600	106,257
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)	643	749,073
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	2,796	535,616
Shares	Value
South Korea (continued)
Woori Financial Group Incorporated (Financials, Banks) †	9,800	$82,732
2,130,132

Spain : 0.48%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	116,256
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	134,140
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	222,957
473,353

Sweden : 0.57%
Boliden AB (Materials, Metals & Mining)	6,700	159,059
Volvo AB Class B (Industrials, Machinery)	23,600	403,412
562,471

Switzerland : 7.43%
Baloise Holding AG (Financials, Insurance)	1,400	252,950
Idorsia Limited (Health Care, Biotechnology) †	7,897	252,621
LafargeHolcim Limited (Materials, Construction Materials)	20,198	1,026,478
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,508	619,320
Nestle SA (Consumer Staples, Food Products)	12,729	1,403,915
Novartis AG (Health Care, Pharmaceuticals)	6,102	576,444
Roche Holding AG (Health Care, Pharmaceuticals)	4,087	1,371,059
Swiss Life Holding AG (Financials, Insurance)	700	351,872
Swiss Reinsurance AG (Financials, Insurance)	2,400	271,005
Temenos Group AG (Information Technology, Software)	268	43,113
UBS Group AG (Financials, Capital Markets)	63,055	783,119
Valiant Holding AG (Financials, Banks)	600	61,690
Zurich Insurance Group AG (Financials, Insurance)	700	290,582
7,304,168

Taiwan : 0.45%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	180,693
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,000	99,071
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	42,000	162,441
442,205

United Kingdom : 14.80%
3i Group plc (Financials, Capital Markets)	21,200	308,391
Amarin Corporation plc ADR (Health Care, Biotechnology) «†	22,853	423,923
Anglo American plc (Materials, Metals & Mining)	11,100	289,644
Aon plc (Financials, Insurance)	5,704	1,256,306
AVEVA Group plc (Information Technology, Software)	7,296	473,107
Aviva plc (Financials, Insurance)	22,000	115,291
Babcock International Group plc (Industrials, Commercial Services & Supplies)	2,100	16,328
BAE Systems plc (Industrials, Aerospace & Defense)	56,500	469,682
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	247,748
Bellway plc (Consumer Discretionary, Household Durables)	4,200	221,012
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,928	162,694
BP plc (Energy, Oil, Gas & Consumable Fuels)	214,325	1,290,258
British American Tobacco plc (Consumer Staples, Tobacco)	5,700	251,341
BT Group plc (Communication Services, Diversified Telecommunication Services)	33,500	71,186
Centrica plc (Utilities, Multi-Utilities)	68,900	77,190
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	135,127
Diageo plc (Consumer Staples, Beverages)	12,181	481,675
Fresnillo plc (Materials, Metals & Mining)	54,872	479,313
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	45,159	1,060,307
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	7,800	200,009
Inchcape plc (Consumer Discretionary, Distributors)	15,100	131,003
Shares	Value
United Kingdom (continued)
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	37,300	$99,489
John Wood Group plc (Energy, Energy Equipment & Services)	207,117	1,025,207
Kingfisher plc (Consumer Discretionary, Specialty Retail)	188,525	506,144
Legal & General Group plc (Financials, Insurance)	48,900	196,671
Lloyds Banking Group plc (Financials, Banks)	134,900	100,707
Man Group plc (Financials, Capital Markets)	148,683	301,343
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	44,100	102,265
Melrose Industries plc (Industrials, Electrical Equipment)	257,722	789,838
QinetiQ Group plc (Industrials, Aerospace & Defense)	47,700	221,969
Redrow plc (Consumer Discretionary, Household Durables)	23,047	241,947
RELX plc (Industrials, Professional Services)	16,331	433,291
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	21,300	559,692
Royal Mail plc (Industrials, Air Freight & Logistics)	20,900	54,630
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	8,105	383,123
Smiths Group plc (Industrials, Industrial Conglomerates)	49,986	1,111,428
Tate & Lyle plc (Consumer Staples, Food Products)	15,700	164,120
Tesco plc (Consumer Staples, Food & Staples Retailing)	29,500	95,949
14,549,348

United States : 3.69%
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †	317	454,191
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	337	483,336
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	440	883,837
Berry Global Group Incorporated (Materials, Containers & Packaging) †	17,954	763,404
Gentex Corporation (Consumer Discretionary, Auto Components)	20,082	597,841
Intercontinental Exchange Incorporated (Financials, Capital Markets)	4,461	444,940
3,627,549

Total Common Stocks (Cost $81,009,695)	93,839,447

Expiration date
Participation Notes : 0.95%
Ireland : 0.95%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)	10-29-2020	56,887	935,006

Total Participation Notes (Cost $751,059)	935,006

Dividend yield
Preferred Stocks : 0.77%
Brazil : 0.77%
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	3.50%	113,417	753,447

Total Preferred Stocks (Cost $693,587)	753,447

Expiration date
Rights : 0.00%
South Africa : 0.00%
Omnia Holdings Limited (Materials, Chemicals)†(a)	6-25-2020	11,006	0

Total Rights (Cost $24,508)	0

Yield
Short-Term Investments : 4.10%
Investment Companies : 4.10%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70	1,733,464	1,733,637
Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	2,303,494	$2,303,494
Total Short-Term Investments (Cost $4,037,131)	4,037,131

Total investments in securities (Cost $86,515,980)	101.26%	99,565,031
Other assets and liabilities, net	(1.26)	(1,239,414)

Total net assets	100.00%	$98,325,617

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt

1

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
582,661 USD	521,700 EUR	Credit Suisse	3-9-2020	$ 2,864	$0.00
378,229 USD	338,900 EUR	Credit Suisse	3-9-2020	1,589	0
675,500 GBP	914,332 USD	Morgan Stanley	3-9-2020	0	(21,526)
337,750 GBP	451,616 USD	Morgan Stanley	3-9-2020	0	(5,213)
337,750 GBP	444,364 USD	Morgan Stanley	3-9-2020	2,039	0
1,783,058 USD	1,351,000 GBP	Morgan Stanley	3-9-2020	0	(2,554)
				$6,492	$(29,293)

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,463,510	4,705,159	(4,435,205)	1,733,464	$1,733,637
Wells Fargo Government Money Market Fund Select Class	1,895,943	4,338,897	(3,931,346)	2,303,494	$2,303,494
					$403,7131	4.10%

2

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets.  Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security.  Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security.  The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security.   Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security.  The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform.  There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date.  The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts.  The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.  The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts.  This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.  When securities are on loan, the Fund receives interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service.  The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company.  Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase.  All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.  The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.  Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested.  The amount of securities lending activity undertaken by the Fund fluctuates from time to time.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$1,416,492	$0	$1,416,492
Austria	0	342,659	0	342,659
Brazil	1,419,680	0	0	1,419,680
Canada	2,149,911	0	0	2,149,911
China	1,268,858	2,600,807	0	3,869,665
Denmark	87,149	1,302,568	0	1,389,717
Finland	0	118,325	0	118,325
France	0	7,778,525	0	7,778,525
Germany	1,023,737	8,893,272	0	9,917,009
Hong Kong	0	2,772,896	0	2,772,896
Hungary	75,246	0	0	75,246
India	0	771,699	0	771,699
Ireland	2,469,326	2,374,903	0	4,844,229
Israel	1,245,890	0	0	1,245,890
Italy	0	4,098,229	0	4,098,229
Japan	0	13,106,325	0	13,106,325
Malaysia	0	458,876	0	458,876
Netherlands	0	5,391,798	0	5,391,798
Norway	0	1,098,063	0	1,098,063
Russia	940,943	206,152	0	1,147,095
Singapore	0	1,105,332	0	1,105,332
South Africa	18,631	213,929	0	232,560
South Korea	0	2,130,132	0	2,130,132
Spain	0	473,353	0	473,353
Sweden	0	562,471	0	562,471
Switzerland	0	7,304,168	0	7,304,168
Taiwan	0	442,205	0	442,205
United Kingdom	7,880,439	6,668,909	0	14,549,348
United States	3,627,549	0	0	3,627,549
Participation notes
Ireland	0	935,006	0	935,006
Preferred stocks
Brazil	753,447	0	0	753,447
Rights
South Africa	0	0	0	0
Short-term investments
Investment companies	4,037,131	0	0	4,037,131
	26,997,937	72,567,094	0	99,565,031
Forward foreign currency contracts	0	6,492	0	6,492
Total assets	$26,997,937	$72,573,586	$0	$99,571,523
Liabilities
Forward foreign currency contracts	$0	$29,293	$0	$29,293
Total liabilities	$0	$29,293	$0	$29,293

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity FundPortfolio of investments —- January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 95.80%
Argentina : 0.35%
MercadoLibre Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	22,016	$14,596,608

Brazil : 8.53%
Ambev SA ADR (Consumer Staples, Beverages)	4,364,500	18,156,320
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,520,000	29,117,078
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,836,197	63,778,365
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	4,773,005	53,719,432
Banco Bradesco SA ADR (Financials, Banks)	4,134,694	31,547,715
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,425,794	9,266,798
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) †	5,778,392	41,084,367
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	1,954,507	27,414,943
IRB-Brasil Resseguros SA (Financials, Insurance)	1,599,007	16,738,309
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) †(a)	100,661	647,553
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,775,175	37,228,273
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	1,636,906	13,255,476
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	485,600	14,085,189
356,039,818

Chile : 1.32%
Banco Santander Chile SA ADR (Financials, Banks)	1,060,492	21,252,260
S.A.C.I. Falabella (Consumer Discretionary, Multiline Retail)	8,610,549	33,759,648
55,011,908

China : 31.77%
51job Incorporated ADR (Industrials, Professional Services) †	517,541	37,340,583
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	568,837	117,516,036
Best Incorporated ADR (Industrials, Air Freight & Logistics) †	4,237,927	22,503,392
Bilibili Incorporated ADR (Communication Services, Entertainment) «†	2,499,345	53,860,885
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services) †	966,510	7,393,802
China Life Insurance Company H Shares (Financials, Insurance)	29,543,190	70,550,147
China Literature Limited (Communication Services, Media) 144A«†	2,714,968	11,238,709
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	17,513,400	21,458,910
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	14,495,865	119,150,960
Finvolution Group ADR (Financials, Consumer Finance)	4,051,985	8,185,010
Greentree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,215,741	13,981,022
Hua Medicine Limited (Health Care, Pharmaceuticals) 144A†	8,733,136	5,374,860
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components) «†	2,099,291	29,264,117
IQIYI Incorporated ADR (Communication Services, Entertainment) «†	1,047,339	23,292,819
Jianpu Technology Incorporated ADR (Financials, Consumer Finance) †	3,070,490	3,377,539
Koolearn Technology Holding Limited (Consumer Discretionary, Diversified Consumer Services) 144A«†	7,233,215	25,211,487
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	27,597,707	80,595,734
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,395,100	55,641,244
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	592,289	71,992,728
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) «†	221,441	7,799,152
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	17,890,600	21,333,694
Shanghai Junshi Bioscience H Shares (Health Care, Biotechnology) 144A†	1,533,169	4,679,522
SINA Corporation (Communication Services, Interactive Media & Services) †	889,207	34,447,879
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	3,303,400	157,539,715
Trip.com Group Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,538,013	49,416,358
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,444,500	41,176,359
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	6,386,538	81,300,629
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,725,800	41,871,599
Weibo Corporation ADR (Communication Services, Interactive Media & Services) «†	1,190,640	50,745,077
Wise Talent Information Technology Company Limited (Communication Services, Interactive Media & Services) †	1,636,260	3,640,534
Shares	Value
China (continued)
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	28,477,100	$41,735,143
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) 144A«	25,612,726	12,570,748
1,326,186,393

Colombia : 0.55%
Bancolombia SA ADR (Financials, Banks)	439,100	23,039,577

Cyprus : 0.18%
Headhunter Group plc ADR (Industrials, Professional Services)	350,160	7,458,408

Hong Kong : 6.21%
AIA Group Limited (Financials, Insurance)	9,237,500	91,533,884
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	28,759,600	43,054,198
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,183,050	9,236,765
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	29,123,400	34,602,897
WH Group Limited (Consumer Staples, Food Products) 144A	85,815,700	80,761,274
259,189,018

India : 9.51%
AU Small Finance Bank Limited (Financials, Banks) 144A	451,041	6,713,032
Axis Bank Limited (Financials, Banks)	2,670,819	27,261,898
Bajaj Finance Limited (Financials, Consumer Finance)	420,281	25,617,850
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	8,912,048
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services) †	3,909,052	27,196,144
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	3,073,851	10,695,963
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	5,634,970	12,117,663
HDFC Bank Limited ADR (Financials, Banks)	251,752	14,420,355
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	37,706,235
Indusind Bank Limited (Financials, Banks)	802,217	14,099,407
ITC Limited (Consumer Staples, Tobacco)	10,318,960	33,968,835
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	25,013,576
Max Financial Services Limited (Financials, Insurance) †	925,389	6,558,431
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	1,064,750	8,132,428
Odisha Cement Limited (Materials, Construction Materials)	624,658	7,646,989
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	2,355,274	92,091,213
SBI Life Insurance Company Limited (Financials, Insurance) 144A	914,273	12,695,619
SH Kelkar & Company Limited (Materials, Chemicals) †	1,244,001	1,945,598
Spandana Sphoorty Financial (Financials, Consumer Finance) †	440,254	6,505,943
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	17,671,356
396,970,583

Indonesia : 1.81%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	8,840,816
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	26,819,089
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,341,448
PT Link Net Tbk (Communication Services, Diversified Telecommunication Services)	38,278,161	10,287,869
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication Services, Diversified Telecommunication Services)	990,354	27,304,060
75,593,282

Malaysia : 0.54%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	11,747,246
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	10,626,502
22,373,748

Mexico : 6.35%
America Movil SAB de CV ADR (Communication Services, Wireless Telecommunication Services)	1,525,920	25,452,346
Shares	Value
Mexico (continued)
Banco Santander Mexico ADR (Financials, Banks)	2,809,336	$19,974,379
Banco Santander Mexico SA (Financials, Banks)	2,977,800	4,272,348
Becle SAB de CV ADR (Consumer Staples, Beverages)	12,967,225	24,080,862
Cemex SAB de CV ADR (Materials, Construction Materials)	4,011,948	16,208,270
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	38,957,464	64,016,790
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	831,420	74,969,141
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,050,488	18,799,679
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	5,922,900	17,330,959
265,104,774

Netherlands : 1.34%
Yandex NV Class A (Communication Services, Interactive Media & Services) †	1,245,406	55,806,643

Peru : 0.32%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,046,695	13,533,766

Philippines : 0.76%
Ayala Corporation (Industrials, Industrial Conglomerates)	787,624	11,216,183
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	3,495,810	5,013,664
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	15,460,056
31,689,903

Russia : 1.79%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	422,149	42,951,292
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	150,816	8,805,032
Sberbank PJSC of Russia ADR (Financials, Banks)	1,450,395	23,135,285
74,891,609

Singapore : 0.21%
Sea Limited ADR (Communication Services, Entertainment) †	193,567	8,756,971

South Africa : 2.38%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	950,971	19,361,770
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	3,278,543	17,551,308
Oceana Group Limited (Consumer Staples, Food Products)	360,849	1,518,314
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,901,500	22,520,204
Standard Bank Group Limited (Financials, Banks)	1,757,090	18,327,786
Tiger Brands Limited (Consumer Staples, Food Products)	1,531,933	20,107,992
99,387,374

South Korea : 10.08%
KT Corporation ADR (Communication Services, Diversified Telecommunication Services)	4,034,713	42,041,709
KT&G Corporation (Consumer Staples, Tobacco)	242,091	19,237,436
Naver Corporation (Communication Services, Interactive Media & Services)	519,000	77,397,745
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,477,800	207,469,859
Samsung Life Insurance Company Limited (Financials, Insurance)	636,337	36,822,112
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	495,500	37,700,779
420,669,640

Taiwan : 8.98%
104 Corporation (Industrials, Professional Services)	1,655,000	8,245,142
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,409,881	55,795,483
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	2,450,000	24,103,585
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,785,224	80,298,381
Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,338,552	$126,141,495
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	33,712,368	80,318,676
374,902,762

Thailand : 2.11%
PTT Exploration & Production plc (Energy, Oil, Gas & Consumable Fuels)	2,533,139	10,107,119
PTT plc (Energy, Oil, Gas & Consumable Fuels)	14,459,000	19,938,348
Siam Commercial Bank plc (Financials, Banks)	8,105,100	25,087,922
Thai Beverage plc (Consumer Staples, Beverages)	56,927,000	33,041,856
88,175,245

Turkey : 0.11%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)	1,901,979	4,465,150

United Arab Emirates : 0.05%
Emaar Malls Group (Real Estate, Real Estate Management & Development)	3,773,147	1,869,598

United Kingdom : 0.55%
Standard Chartered plc (Financials, Banks)	2,784,444	23,153,872

Total Common Stocks (Cost $3,019,164,184)	3,998,866,650

Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) †(a)	6.50%	4-15-2020	$303,000	0

Total Convertible Debentures (Cost $160,691)	0

Dividend yield	Shares
Preferred Stocks : 1.52%
Brazil : 1.52%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.34	9,880,093	63,558,717

Total Preferred Stocks (Cost $38,385,793)	63,558,717

Yield
Short-Term Investments : 5.17%
Investment Companies : 5.17%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70	102,381,875	102,392,113
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	113,301,427	113,301,427
Total Short-Term Investments (Cost $215,693,540)	215,693,540

Total investments in securities (Cost $3,273,404,208)	102.49%	4,278,118,907
Other assets and liabilities, net	(2.49)	(103,812,939)

Total net assets	100.00%	$4,174,305,968

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,	Shares	Shares	Shares,	Value,	%
	beginning of	purchased	sold	end of	end	of
	period			period	of period	net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	150,280,602	147,497,900	(195,396,627)	102,381,875	$102,392,113
Wells Fargo Government Money Market Fund Select Class	158,178,165	78,396,032	(123,272,770)	113,301,427	113,301,427
					$215,693,540	5.17%

1

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company.  Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase.  All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested.  The amount of securities lending activity undertaken by the Fund fluctuates from time to time.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$14,596,608	$0	$0	$14,596,608
Brazil	355,392,265	647,553	0	356,039,818
Chile	21,252,260	33,759,648	0	55,011,908
China	621,432,422	704,753,971	0	1,326,186,393
Colombia	23,039,577	0	0	23,039,577
Cyprus	7,458,408	0	0	7,458,408
Hong Kong	0	259,189,018	0	259,189,018
India	170,674,270	226,296,313	0	396,970,583
Indonesia	39,933,377	35,659,905	0	75,593,282
Malaysia	0	22,373,748	0	22,373,748
Mexico	265,104,774	0	0	265,104,774
Netherlands	55,806,643	0	0	55,806,643
Peru	13,533,766	0	0	13,533,766
Philippines	5,013,664	26,676,239	0	31,689,903
Russia	0	74,891,609	0	74,891,609
Singapore	8,756,971	0	0	8,756,971
South Africa	40,988,076	58,399,298	0	99,387,374
South Korea	42,041,709	378,627,931	0	420,669,640
Taiwan	134,386,637	240,516,125	0	374,902,762
Thailand	0	88,175,245	0	88,175,245
Turkey	4,465,150	0	0	4,465,150
United Arab Emirates	1,869,598	0	0	1,869,598
United Kingdom	23,153,872	0	0	23,153,872
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	63,558,717	0	0	63,558,717
Short-term investments
Investment companies	215,693,540	0	0	215,693,540
Total assets	$2,128,152,304	$2,149,966,603	$0	$4,278,118,907

Additional sector, industry or geographic detail is included in the Portfolio of Investments

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income FundPortfolio of investments —- January 31, 2020 (unaudited)

		Shares	Value
Common Stocks : 92.20%
Brazil : 5.12%
	B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	789,800	$8,889,077
	Banco BTG Pactual SA (Financials, Capital Markets)	395,400	6,924,532
	Banco Santander Brasil SA (Financials, Banks)	323,400	3,176,911
	Neoenergia SA (Utilities, Electric Utilities)	585,565	3,518,094
	Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	534,800	3,596,469
	Vale SA (Materials, Metals & Mining)	649,974	7,629,522
			33,734,605

Chile : 0.39%
	Banco Santander Chile SA (Financials, Banks)	51,569,976	2,551,113

China : 30.91%
	ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	397,400	5,354,866
	Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	7,082,000	3,149,503
	China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	8,378,000	5,623,324
	China Construction Bank H Shares (Financials, Banks)	19,343,000	14,653,019
	China Life Insurance Company H Shares (Financials, Insurance)	2,066,000	4,933,679
	China Merchants Bank Company Limited H Shares (Financials, Banks)	1,064,500	5,132,551
	China Merchants Shekou Industrial Zone Holdings Company Limited Class A (Real Estate, Real Estate Management & Development)	1,621,480	4,125,482
	China Mobile Limited (Communication Services, Wireless Telecommunication Services)	773,500	6,357,901
	China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	1,642,000	5,278,092
	China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,622,000	6,747,393
	China State Construction Engineering Corporation Limited Class A (Industrials, Construction & Engineering)	5,387,000	4,140,497
	China State Construction International Holdings (Industrials, Construction & Engineering)	6,964,000	5,535,211
	China Vanke Company Limited Class A (Real Estate, Real Estate Management & Development)	1,508,364	6,100,855
	China Yongda Automobile Service Holding Company (Consumer Discretionary, Specialty Retail)	3,529,000	3,744,257
	CITIC Securities Company Limited H Shares (Financials, Capital Markets)	1,982,000	3,807,874
	Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	5,314,000	3,756,323
	Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	1,905,000	3,018,676
	Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	3,100,000	3,106,969
	Haier Smart Home Company Limited Class A (Consumer Discretionary, Household Durables)	2,911,221	7,605,109
	Hangzhou Robam Appliances Company Limited (Consumer Discretionary, Household Durables)	802,985	3,701,363
	Hengan International Group Company Limited (Consumer Staples, Personal Products)	811,500	5,911,081
	Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	20,093,000	13,337,195
	Kunlun Energy Company Limited (Utilities, Gas Utilities)	4,082,000	3,161,808
	Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	9,604,000	6,266,628
	Man Wah Holdings Limited (Consumer Discretionary, Household Durables)	4,982,800	3,435,364
	Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	1,013,360	7,692,149
	Nari Technology Company Limited (Industrials, Electrical Equipment)	1,296,468	3,342,757
	PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	7,450,000	3,285,019
	PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	3,536,000	3,781,575
	Ping An Insurance Group Company H Shares (Financials, Insurance)	1,254,000	14,180,045
	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,346,400	6,492,751
	Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	1,002,000	3,233,450
	Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	1,672,400	5,441,868
	Suzhou Gold Mantis Construction Decoration Company Limited	5,216,800	6,402,830
	Uni-President China Holdings Limited (Consumer Staples, Food Products)	2,708,000	2,756,269
	Wanhua Chemical Group Company Limited Class A (Materials, Chemicals)	509,100	3,707,567
	Zhengzhou Yutong Bus Company Limited Class A (Industrials, Machinery)	2,457,911	5,512,625
			203,813,925

Colombia : 0.62%
	Bancolombia SA ADR (Financials, Banks)	78,182	4,102,210

		Shares	Value
Greece : 0.54%
	Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	237,993	$3,554,331

Hong Kong : 2.02%
	China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	4,138,000	6,365,320
	WH Group Limited (Consumer Staples, Food Products) 144A	7,375,000	6,940,623
			13,305,943

India : 7.73%
	Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,001,642	6,424,943
	Embassy Office Parks REIT (Real Estate, Equity REITs)	896,800	5,215,975
	Gail India Limited (Utilities, Gas Utilities)	2,138,743	3,606,086
	Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	148,013	5,170,059
	Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,461,376	4,765,096
	Infosys Limited (Information Technology, IT Services)	898,581	9,812,913
	Mahanagar Gas Limited (Utilities, Gas Utilities)	318,299	5,221,370
	Tech Mahindra Limited (Information Technology, IT Services)	963,243	10,753,171
			50,969,613

Indonesia : 1.97%
	PT Bank Rakyat Indonesia Tbk (Financials, Banks)	23,257,500	7,561,124
	PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	19,641,600	5,448,126
			13,009,250

Malaysia : 1.03%
	CIMB Group Holdings Bhd (Financials, Banks)	2,762,661	3,312,970
	RHB Capital Bhd (Financials, Banks)	2,529,400	3,512,027
			6,824,997

Mexico : 2.58%
	Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	283,891	3,515,264
	Grupo Financiero Banorte SAB de CV (Financials, Banks)	722,134	4,450,398
	Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	1,205,500	5,665,285
	Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,156,928	3,385,280
			17,016,227

Netherlands : 0.30%
	X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	54,109	1,980,764

Peru : 0.51%
	Credicorp Limited (Financials, Banks)	16,178	3,342,051

Philippines : 0.52%
	Bank of the Philippine Islands (Financials, Banks)	2,115,510	3,433,594

Poland : 0.73%
	Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	466,470	4,833,020

Qatar : 0.61%
	Qatar National Bank (Financials, Banks)	715,843	4,003,194

Russia : 5.25%
	Gazprom PAO ADR (Energy, Oil, Gas & Consumable Fuels)	472,931	3,315,073
	LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	68,647	6,984,447
	Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	5,683,300	3,980,479
	Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	859,521	8,758,519
		Shares	Value
Russia (continued)
	Sberbank PJSC of Russia ADR (Financials, Banks)	483,920	$7,719,020
	Tatneft ADR (Energy, Oil, Gas & Consumable Fuels)	53,741	3,862,903
			34,620,441

Saudi Arabia : 0.77%
	National Commercial Bank (Financials, Banks)	406,547	5,074,329

South Africa : 4.45%
	Absa Group Limited (Financials, Banks)	517,476	4,709,134
	MTN Group Limited (Communication Services, Wireless Telecommunication Services)	499,605	2,674,579
	MultiChoice Group Limited (Communication Services, Media) †	417,172	2,967,749
	Naspers Limited (Consumer Discretionary, Media)	61,265	9,936,969
	Standard Bank Group Limited (Financials, Banks)	314,753	3,283,113
	The Bidvest Group Limited (Industrials, Industrial Conglomerates)	418,556	5,772,802
			29,344,346

South Korea : 11.14%
	Coway Company Limited (Consumer Discretionary, Household Durables)	48,693	3,587,067
	Hyundai Robotics Company Limited (Industrials, Machinery)	3,942	897,105
	KB Financial Group Incorporated (Financials, Banks)	177,520	6,530,143
	NH Investment & Securities Company Limited (Financials, Capital Markets)	349,939	3,187,795
	POSCO (Materials, Metals & Mining)	17,996	3,260,307
	Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	849,479	39,358,901
	SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	135,321	10,296,079
	SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	33,227	6,365,129
			73,482,526

Taiwan : 11.60%
	Accton Technology Corporation (Information Technology, Communications Equipment)	560,000	2,976,494
	ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,841,000	4,442,353
	CTBC Financial Holding Company Limited (Financials, Banks)	4,761,000	3,453,093
	Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	1,278,000	5,971,178
	Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	264,350	3,371,517
	Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	542,000	4,023,729
	Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,753,704	4,768,332
	Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,000	4,193,843
	Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	256,000	3,239,009
	Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,830,000	3,715,531
	Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,113,000	32,108,114
	Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	185,000	4,252,693
			76,515,886

Thailand : 0.87%
	Bangkok Bank PCL (Financials, Banks)	596,200	2,752,056
	PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	141,600	560,360
	PTT Exploration & Production plc (Energy, Oil, Gas & Consumable Fuels)	601,400	2,399,561
			5,711,977

		Shares	Value
United Arab Emirates : 0.53%
	First Abu Dhabi Bank PJSC (Financials, Banks)	826,666	$3,468,384

United Kingdom : 1.24%
	Mondi plc (Materials, Paper & Forest Products)	194,014	3,947,557
	Polymetal International plc (Materials, Metals & Mining)	250,534	4,250,238
			8,197,795

United States : 0.77%
	Southern Copper Corporation (Materials, Metals & Mining)	134,937	5,084,425

Total Common Stocks (Cost $565,903,431)			607,974,946

	Dividend yield
Preferred Stocks : 5.68%
Brazil : 4.46%
Banco Bradesco SA (Financials, Banks)	5.90%	656,699	5,043,392
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	4.09	1,421,900	4,963,668
Gerdau SA (Materials, Metals & Mining)	1.49	1,359,100	6,362,947
Itaúsa Investimentos Itaú SA (Financials, Banks)	9.94	2,206,119	6,624,642
Petroleo Brasil SP ADR (Energy, Oil, Gas & Consumable Fuels)	7.52	485,082	6,427,337
			29,421,986

South Korea : 1.22%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3.11	204,982	8,012,903

Total Preferred Stocks (Cost $27,952,021)			37,434,889

	Yield
Short-Term Investments : 1.86%
Investment Companies : 1.86%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	12,292,526	12,292,526

Total Short-Term Investments (Cost $12,292,525)			12,292,526

Total investments in securities (Cost $606,147,977)	99.74%		657,702,361
Other assets and liabilities, net	0.26		1,696,417

Total net assets	100.00%		$659,398,778

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

14

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,617,435	139,368,654	(138,693,563)	12,292,526	12,292,526	1.86%

1

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee.  The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$33,734,605	$0	$0	$33,734,605
Chile	2,551,113	0	0	2,551,113
China	176,670,125	27,143,800	0	203,813,925
Colombia	4,102,210	0	0	4,102,210
Greece	3,554,331	0	0	3,554,331
Hong Kong	6,365,320	6,940,623	0	13,305,943
India	50,969,613	0	0	50,969,613
Indonesia	5,448,126	7,561,124	0	13,009,250
Malaysia	6,824,997	0	0	6,824,997
Mexico	17,016,227	0	0	17,016,227
Netherlands	1,980,764	0	0	1,980,764
Peru	3,342,051	0	0	3,342,051
Philippines	3,433,594	0	0	3,433,594
Poland	4,833,020	0	0	4,833,020
Qatar	4,003,194	0	0	4,003,194
Russia	26,901,421	7,719,020	0	34,620,441
Saudi Arabia	5,074,329	0	0	5,074,329
South Africa	23,386,654	5,957,692	0	29,344,346
South Korea	66,952,383	6,530,143	0	73,482,526
Taiwan	34,081,715	42,434,171	0	76,515,886
Thailand	0	5,711,977	0	5,711,977
United Arab Emirates	3,468,384	0	0	3,468,384
United Kingdom	8,197,795	0	0	8,197,795
United States	5,084,425	0	0	5,084,425
Preferred stocks
Brazil	29,421,986	0	0	29,421,986
South Korea	8,012,903	0	0	8,012,903
Short-term investments
Investment companies	12,292,526	0	0	12,292,526
Total assets	$547,703,811	$109,998,550	$0	$657,702,361

Additional sector, industry or geographic detail is included in the Portfolio of Investments

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Small Cap FundPortfolio of investments —  January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 95.42%
Australia : 2.89%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	207,210	$4,379,855
Domino's Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) «	100,268	3,645,121
8,024,976

Austria : 0.57%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	11,487	1,579,717

Belgium : 0.51%
Barco NV (Information Technology, Electronic Equipment, Instruments & Components)	5,732	1,425,255

Bermuda : 1.40%
Third Point Reinsurance Limited (Financials, Insurance) †	356,396	3,881,152

Canada : 6.06%
BlackBerry Limited NYSE (Information Technology, Software) «†	296,827	1,810,645
Blackberry Limited TSX (Information Technology, Software) †	109,000	663,851
Cott Corporation (Consumer Staples, Beverages)	201,735	3,086,847
Enerflex Limited (Energy, Energy Equipment & Services)	67,800	518,465
Mullen Group Limited (Industrials, Road & Rail)	165,991	1,132,612
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	66,919	6,071,561
Stantec Incorporated (Industrials, Professional Services)	94,900	2,821,758
Western Forest Products Incorporated (Materials, Paper & Forest Products) «	922,517	745,877
16,851,616

Denmark : 0.27%
Scandinavian Tobacco Group Class A (Consumer Staples, Tobacco) 144A	57,195	749,963

France : 3.40%
Alten SA (Information Technology, IT Services)	36,108	4,450,046
M6 Métropole Télévision SA (Communication Services, Media)	217,922	3,630,128
Mersen SA (Industrials, Electrical Equipment)	41,892	1,372,439
9,452,613

Germany : 3.55%
Cancom SE (Information Technology, IT Services)	16,232	965,742
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	41,447	3,284,326
Krones AG (Industrials, Machinery)	21,282	1,607,057
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) †	26,894	990,249
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	114,513	3,018,071
9,865,445

Hong Kong : 1.08%
Sunlight REIT (Real Estate, Equity REITs)	4,740,000	3,010,812

Ireland : 0.78%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	1,179,443	2,168,765

Italy : 1.45%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	69,879	679,307
De'Longhi SpA (Consumer Discretionary, Household Durables)	92,318	1,739,556
Interpump Group SpA (Industrials, Machinery)	56,806	1,601,780
4,020,643

Japan : 13.20%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	109,400	3,753,722
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	86,300	2,317,615
DTS Corporation (Information Technology, IT Services)	138,300	3,205,248
Fuji Seal International Incorporated (Materials, Containers & Packaging)	124,400	2,605,357
Shares	Value
Japan (continued)
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	31,600	$1,954,583
Kyushu Railway Company (Industrials, Road & Rail)	43,400	1,420,019
Meitec Corporation (Industrials, Professional Services)	57,600	3,274,309
Nihon Parkerizing Company Limited (Materials, Chemicals)	335,500	3,479,637
ORIX JREIT Incorporated (Real Estate, Equity REITs)	1,926	4,069,310
OSG Corporation (Industrials, Machinery)	35,500	597,583
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	42,800	1,771,758
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	50,000	2,044,575
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	196,600	2,547,145
Taikisha Limited (Industrials, Construction & Engineering)	73,700	2,520,143
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	26,800	1,122,810
36,683,814

Netherlands : 0.81%
Brunel International NV (Industrials, Professional Services) «	101,593	934,048
IMCD Group NV (Industrials, Trading Companies & Distributors)	15,207	1,313,104
2,247,152

Spain : 2.01%
Almirall SA (Health Care, Pharmaceuticals)	64,631	955,886
Vidrala SA (Materials, Containers & Packaging)	10,823	1,161,143
Viscofan SA (Consumer Staples, Food Products)	65,356	3,479,172
5,596,201

Sweden : 0.71%
AAK AB (Consumer Staples, Food Products)	54,050	1,016,501
Hexpol AB (Materials, Chemicals)	105,500	951,075
1,967,576

Switzerland : 2.09%
Bossard Holding AG (Industrials, Trading Companies & Distributors)	13,142	1,908,989
Bucher Industries AG (Industrials, Machinery)	5,567	1,861,730
Dufry Group (Consumer Discretionary, Specialty Retail)	7,353	637,428
OC Oerlikon Corporation AG (Industrials, Machinery)	132,894	1,415,402
5,823,549

United Kingdom : 8.77%
Britvic plc (Consumer Staples, Beverages)	286,321	3,493,521
Domino's Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	807,496	3,288,755
Elementis plc (Materials, Chemicals)	709,883	1,196,471
Hunting plc (Energy, Energy Equipment & Services)	144,279	582,496
Mears Group plc (Industrials, Commercial Services & Supplies)	194,411	782,995
Morgan Advanced Materials plc (Industrials, Machinery)	392,690	1,617,867
NCC Group plc (Information Technology, IT Services)	482,849	1,370,844
Nomad Foods Limited (Consumer Staples, Food Products) †	258,444	5,215,400
S4 Capital plc (Communication Services, Media) †	252,598	630,420
Savills plc (Real Estate, Real Estate Management & Development)	79,988	1,313,964
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	91,905	3,200,131
Tate & Lyle plc (Consumer Staples, Food Products)	124,571	1,302,203
Vesuvius plc (Industrials, Machinery)	67,976	390,466
24,385,533

United States : 45.06%
ACI Worldwide Incorporated (Information Technology, Software) †	142,300	4,902,235
Bottomline Technologies (DE) Incorporated (Information Technology, Software) †	40,300	2,160,080
CBIZ Incorporated (Industrials, Professional Services) †	195,939	5,290,353
Central Garden & Pet Company Class A (Consumer Staples, Household Products) †	194,346	5,822,606
CSW Industrials Incorporated (Industrials, Building Products)	78,662	5,968,873
CyberArk Software Limited (Information Technology, Software) †	15,400	2,128,742
Denny's Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	310,237	6,350,551
Dine Brands Global Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,250	6,500,313
Shares	Value
United States (continued)
Forward Air Corporation (Industrials, Air Freight & Logistics)	70,800	$4,633,860
Gibraltar Industries Incorporated (Industrials, Building Products) †	82,500	4,497,900
Healthcare Services Group Incorporated (Industrials, Commercial Services & Supplies)	103,100	2,639,360
Horace Mann Educators Corporation (Financials, Insurance)	77,900	3,350,479
Hostess Brands Incorporated (Consumer Staples, Food Products) †	410,100	5,503,542
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	22,700	4,142,069
Ingevity Corporation (Materials, Chemicals) †	11,600	756,552
Innospec Incorporated (Materials, Chemicals)	60,471	6,091,244
Innoviva Incorporated (Health Care, Pharmaceuticals) †	108,287	1,494,902
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	53,570	4,379,348
Mayville Engineering Company Incorporated (Materials, Metals & Mining) †	461,000	3,508,210
MGE Energy Incorporated (Utilities, Electric Utilities)	72,592	5,802,279
Movado Group Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	71,659	1,233,968
National Western Life Group Class A (Financials, Insurance)	15,307	4,071,662
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	162,000	5,068,980
Neogen Corporation (Health Care, Health Care Equipment & Supplies) †	10,100	679,427
Retail Value Incorporated (Real Estate, Equity REITs)	109,859	3,611,065
Standex International Corporation (Industrials, Machinery)	39,051	2,854,238
Stepan Company (Materials, Chemicals)	61,000	6,017,650
The Brink's Company (Industrials, Commercial Services & Supplies)	28,400	2,390,996
Virtusa Corporation (Information Technology, IT Services) †	76,019	3,165,431
WD-40 Company (Consumer Staples, Household Products)	31,100	5,810,102
Weingarten Realty Investors (Real Estate, Equity REITs)	116,000	3,375,600
WPX Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) †	88,400	1,056,380
125,258,997

Virgin Islands (British) : 0.81%
APi Group Corporation (Industrials, Electrical Equipment) †144A	192,300	2,259,525

Total Common Stocks (Cost $229,835,266)	265,253,304

Yield
Short-Term Investments : 6.69%
Investment Companies : 6.69%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	6,170,517	6,171,134
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	12,419,650	12,419,650

Total Short-Term Investments (Cost $18,590,784)	18,590,784

Total investments in securities (Cost $248,426,050)	102.11%	283,844,088
Other assets and liabilities, net	(2.11)	(5,863,865)

Total net assets	100.00%	$277,980,223

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	9,479,729	27,799,487	(31,108,699)	6,170,517	$6,171,134
Wells Fargo Government Money Market Fund Select Class	14,798,744	17,644,843	(20,023,937)	12,419,650	12,419,650
					$18,590,784	6.69%

1

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.  When securities are on loan, the Fund receives interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service.  The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company.  Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase.  All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.  The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.  Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested.  The amount of securities lending activity undertaken by the Fund fluctuates from time to time.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Australia	$0	$8,024,976	$0	$8,024,976
Austria	1,579,717	0	0	1,579,717
Belgium	0	1,425,255	0	1,425,255
Bermuda	3,881,152	0	0	3,881,152
Canada	16,851,616	0	0	16,851,616
Denmark	749,963	0	0	749,963
France	3,630,128	5,822,485	0	9,452,613
Germany	4,274,575	5,590,870	0	9,865,445
Hong Kong	0	3,010,812	0	3,010,812
Ireland	2,168,765	0	0	2,168,765
Italy	0	4,020,643	0	4,020,643
Japan	0	36,683,814	0	36,683,814
Netherlands	934,048	1,313,104	0	2,247,152
Spain	0	5,596,201	0	5,596,201
Sweden	1,016,501	951,075	0	1,967,576
Switzerland	0	5,823,549	0	5,823,549
United Kingdom	17,603,257	6,782,276	0	24,385,533
United States	125,258,997	0	0	125,258,997
Virgin Islands	2,259,525	0	0	2,259,525
Short-term investments
Investment companies	18,590,784	0	0	18,590,784
Total assets	$198,799,028	$85,045,060	$0	$283,844,088

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Equity FundPortfolio of investments — January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 96.32%
Australia : 0.39%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	193,253	$1,045,435

Brazil : 0.23%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) †	27,621	610,148

Canada : 3.49%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	132,500	3,158,814
Lundin Mining Corporation (Materials, Metals & Mining)	1,172,645	6,149,430
9,308,244

China : 9.86%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	23,213	4,795,574
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	453,500	3,727,612
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	333,543	4,973,126
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	1,034,451	7,852,245
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	2,672,200	4,976,372
26,324,929

France : 4.04%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	201,630	7,607,167
Orange SA (Communication Services, Diversified Telecommunication Services)	225,179	3,183,123
10,790,290

Germany : 4.76%
Metro AG (Consumer Staples, Food & Staples Retailing)	140,133	1,949,809
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	9,703	2,860,834
Rheinmetall AG (Industrials, Industrial Conglomerates)	11,642	1,245,059
SAP SE (Information Technology, Software)	29,440	3,834,004
Siemens AG (Industrials, Industrial Conglomerates)	22,747	2,805,572
12,695,278

Hong Kong : 2.32%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	4,934,000	6,183,707

India : 1.60%
Zee Entertainment Enterprises Limited (Communication Services, Media)	1,135,429	4,282,671

Ireland : 1.98%
Greencore Group plc (Consumer Staples, Food Products)	1,634,175	5,286,392

Israel : 2.84%
Check Point Software Technologies Limited (Information Technology, Software) †	66,214	7,568,922

Italy : 5.21%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	472,448	6,617,851
Prysmian SpA (Industrials, Electrical Equipment)	328,150	7,279,050
13,896,901

Japan : 13.48%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	194,500	3,491,826
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,589,000	8,036,004
Shares	Value
Japan (continued)
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	235,200	$8,958,177
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,500,000	7,701,925
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	202,600	7,780,525
35,968,457

Malaysia : 2.23%
CIMB Group Holdings Bhd (Financials, Banks)	4,953,325	5,940,004

Mexico : 0.90%
Fresnillo plc (Materials, Metals & Mining)	273,871	2,392,294

Netherlands : 5.60%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	79,922	3,660,222
NN Group NV (Financials, Insurance)	187,641	6,512,738
OCI NV (Materials, Chemicals) †	277,384	4,778,308
14,951,268

Norway : 2.95%
Den Norske Bank ASA (Financials, Banks)	450,869	7,882,349

Russia : 1.69%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	443,889	4,523,229

Singapore : 2.61%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	1,430,800	6,954,151

South Korea : 4.33%
Hana Financial Group Incorporated (Financials, Banks)	66,468	1,836,883
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	4,914	5,724,641
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	20,846	3,993,363
11,554,887

Switzerland : 5.16%
LafargeHolcim Limited (Materials, Construction Materials)	176,756	8,982,880
Novartis AG (Health Care, Pharmaceuticals)	50,556	4,775,929
13,758,809

Thailand : 1.40%
Siam Commercial Bank plc (Financials, Banks)	1,209,400	3,743,487

United Kingdom : 13.54%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,072,238	6,454,982
John Wood Group plc (Energy, Energy Equipment & Services)	1,829,776	9,057,199
Kingfisher plc (Consumer Discretionary, Specialty Retail)	991,109	2,660,887
Man Group plc (Financials, Capital Markets)	846,523	1,715,690
Melrose Industries plc (Industrials, Electrical Equipment)	2,255,163	6,911,372
Smiths Group plc (Industrials, Industrial Conglomerates)	419,502	9,327,541
36,127,671

United States : 5.71%
Berry Global Group Incorporated (Materials, Containers & Packaging) †	158,599	6,743,629
Gentex Corporation (Consumer Discretionary, Auto Components)	175,966	5,238,508
Shares	Value
United States (continued)
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †	68,654	$3,245,275
15,227,412

Total Common Stocks (Cost $241,196,747)	257,016,935

Yield
Short-Term Investments : 3.30%
Investment Companies : 3.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	8,812,812	8,812,812

Total Short-Term Investments (Cost $8,812,812)	8,812,812

Total investments in securities (Cost $250,009,559)	99.62%	265,829,747
Other assets and liabilities, net	0.38	1,003,374

Total net assets	100.00%	$266,833,121

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt

1

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,748,710 USD	3,356,500 EUR	Credit Suisse	3-9-2020	$18,426	$0
3,649,484 USD	3,270,000 EUR	Credit Suisse	3-9-2020	15,332	0
6,397,500 GBP	8,659,419 USD	Morgan Stanley	3-9-2020	0	(203,863)
3,198,750 GBP	4,277,147 USD	Morgan Stanley	3-9-2020	0	(49,369)
3,198,750 GBP	4,208,463 USD	Morgan Stanley	3-9-2020	19,315	0
16,886,922 USD	12,795,000 GBP	Morgan Stanley	3-9-2020	0	(24,191)
				$53,073	$(277,423)

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	8,160,442	(8,160,442)	0	$0
Wells Fargo Government Money Market Fund Select Class	2,779,280	29,332,486	(23,298,954)	8,812,812	8,812,812
					$8,812,812	3.30%

* No longer held at the end of the period.

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date.  The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts.  The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.  The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts.  This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$1,045,435	$0	$1,045,435
Brazil	610,148	0	0	610,148
Canada	9,308,244	0	0	9,308,244
China	9,768,700	16,556,229	0	26,324,929
France	0	10,790,290	0	10,790,290
Germany	0	12,695,278	0	12,695,278
Hong Kong	0	6,183,707	0	6,183,707
India	4,282,671	0	0	4,282,671
Ireland	5,286,392	0	0	5,286,392
Israel	7,568,922	0	0	7,568,922
Italy	0	13,896,901	0	13,896,901
Japan	0	35,968,457	0	35,968,457
Malaysia	0	5,940,004	0	5,940,004
Mexico	0	2,392,294	0	2,392,294
Netherlands	0	14,951,268	0	14,951,268
Norway	0	7,882,349	0	7,882,349
Russia	4,523,229	0	0	4,523,229
Singapore	0	6,954,151	0	6,954,151
South Korea	0	11,554,887	0	11,554,887
Switzerland	0	13,758,809	0	13,758,809
Thailand	0	3,743,487	0	3,743,487
United Kingdom	6,454,982	29,672,689	0	36,127,671
United States	15,227,412	0	0	15,227,412
Short-term investments
Investment companies	8,812,812	0	0	8,812,812
	71,843,512	193,986,235	0	265,829,747
Forward foreign currency contracts	0	53,073	0	53,073
Total assets	$71,843,512	$194,039,308	$0	$265,882,820

Liabilities
Forward foreign currency contracts	$0	$277,423	$0	$277,423
Total liabilities	$0	$277,423	$0	$277,423

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity FundPortfolio of investments —  January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 99.59%
Belgium : 1.55%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages) «	31,200	$2,349,360

France : 7.28%
Air Liquide SA (Materials, Chemicals)	23,300	3,368,934
AXA SA (Financials, Insurance)	72,900	1,938,525
Capgemini SA (Information Technology, IT Services)	28,900	3,589,110
Societe Generale SA (Financials, Banks)	66,300	2,145,445
11,042,014

Germany : 2.29%
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	163,200	2,643,154
SAP SE (Information Technology, Software)	6,400	833,479
3,476,633

Hong Kong : 3.52%
AIA Group Limited (Financials, Insurance)	315,000	3,121,318
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	1,188,390	2,219,146
5,340,464

Ireland : 2.67%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	35,100	4,051,944

Japan : 8.20%
Nidec Corporation (Industrials, Electrical Equipment)	26,300	3,307,769
ORIX Corporation (Financials, Diversified Financial Services)	160,500	2,711,240
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	407,100	2,561,197
Sony Corporation (Consumer Discretionary, Household Durables)	55,240	3,862,759
12,442,965

Netherlands : 5.67%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	58,700	3,323,007
Airbus SE (Industrials, Aerospace & Defense)	15,300	2,247,018
Unilever NV (Consumer Staples, Personal Products)	52,100	3,036,388
8,606,413

Switzerland : 6.55%
Nestle SA (Consumer Staples, Food Products)	28,900	3,187,456
Novartis AG ADR (Health Care, Pharmaceuticals)	28,200	2,665,182
Roche Holding AG (Health Care, Pharmaceuticals)	7,600	2,549,559
UBS Group AG (Financials, Capital Markets)	123,000	1,527,613
9,929,810

United Kingdom : 5.85%
Aon plc (Financials, Insurance)	15,200	3,347,800
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	91,300	2,392,912
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	1,592,680	3,129,165
8,869,877

United States : 56.01%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	15,300	1,333,242
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	23,400	3,082,950
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	3,300	4,732,959
American International Group Incorporated (Financials, Insurance)	73,000	3,668,980
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	6,630	2,052,051
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	23,400	2,507,076
Cigna Corporation (Health Care, Health Care Providers & Services)	22,200	4,270,836
Shares	Value
United States (continued)
CIT Group Incorporated (Financials, Banks)	70,000	$3,199,700
Comcast Corporation Class A (Communication Services, Media)	82,600	3,567,494
Dollar Tree Incorporated (Consumer Discretionary, Multiline Retail) †	27,400	2,385,718
Eli Lilly & Company (Health Care, Pharmaceuticals)	19,500	2,722,980
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	27,300	1,990,443
General Dynamics Corporation (Industrials, Aerospace & Defense)	18,440	3,235,114
Gilead Sciences Incorporated (Health Care, Biotechnology)	45,000	2,844,000
Honeywell International Incorporated (Industrials, Industrial Conglomerates)	18,800	3,256,536
Intercontinental Exchange Incorporated (Financials, Capital Markets)	30,500	3,042,070
Merck & Company Incorporated (Health Care, Pharmaceuticals)	38,300	3,272,352
Microsoft Corporation (Information Technology, Software)	36,000	6,128,280
Mondelez International Incorporated Class A (Consumer Staples, Food Products)	57,300	3,287,874
Motorola Solutions Incorporated (Information Technology, Communications Equipment)	24,300	4,301,100
Schlumberger Limited (Energy, Energy Equipment & Services)	42,900	1,437,579
The Walt Disney Company (Communication Services, Entertainment)	22,900	3,167,299
Truist Financial Corporation (Financials, Banks)	53,500	2,758,995
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)	15,700	1,625,264
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	40,400	2,401,376
Visa Incorporated Class A (Information Technology, IT Services)	27,300	5,431,881
Vulcan Materials Company (Materials, Construction Materials)	22,900	3,243,327
84,947,476

Total Common Stocks (Cost $108,113,128)	151,056,956

Yield
Short-Term Investments : 1.74%
Investment Companies : 1.74%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	2,246,461	2,246,686
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	386,607	386,607
Total Short-Term Investments (Cost $2,633,293)	2,633,293

Total investments in securities (Cost $110,746,421)	101.33%	153,690,249
Other assets and liabilities, net	(1.33)	(2,018,408)

Total net assets	100.00%	$151,671,841

«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,698,009	9,087,051	(8,538,599)	2,246,461	$2,246,686.00
Wells Fargo Government Money Market Fund Select Class	1,542,025	4,663,542	(5,818,960)	386,607	386,607
					$2,633,293	1.74%

1

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.  When securities are on loan, the Fund receives interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service.  The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company.  Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase.  All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.  The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.  Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested.  The amount of securities lending activity undertaken by the Fund fluctuates from time to time.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$2,349,360	$0	$0	$2,349,360
France	0	11,042,014	0	11,042,014
Germany	0	3,476,633	0	3,476,633
Hong Kong	0	5,340,464	0	5,340,464
Ireland	4,051,944	0	0	4,051,944
Japan	0	12,442,965	0	12,442,965
Netherlands	6,359,395	2,247,018	0	8,606,413
Switzerland	2,665,182	7,264,628	0	9,929,810
United Kingdom	3,347,800	5,522,077	0	8,869,877
United States	84,947,476	0	0	84,947,476
Short-term investments
Investment companies	2,633,293	0	0	2,633,293
Total assets	$106,354,450	$47,335,799	$0	$153,690,249

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special International Small Cap FundPortfolio of investments —  January 31, 2020 (unaudited)

Shares	Value
Common Stocks : 97.63%
Australia : 6.34%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	8,781	$185,606
Domino's Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,189	152,286
337,892

Austria : 1.25%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	484	66,561

Belgium : 1.12%
Barco NV (Information Technology, Electronic Equipment, Instruments & Components)	240	59,676

Canada : 7.06%
Blackberry Limited (Information Technology, Software) †	4,500	27,407
Cott Corporation (Consumer Staples, Beverages)	8,500	130,063
Enerflex Limited (Energy, Energy Equipment & Services)	2,800	21,412
Mullen Group Limited (Industrials, Road & Rail)	6,900	47,081
Stantec Incorporated (Industrials, Professional Services)	4,000	118,936
Western Forest Products Incorporated (Materials, Paper & Forest Products)	38,300	30,966
375,865

Denmark : 0.59%
Scandinavian Tobacco Group AS (Consumer Staples, Tobacco) 144A	2,388	31,312

France : 7.49%p
Alten SA (Information Technology, IT Services)	1,524	187,822
M6 Métropole Télévision SA (Communication Services, Media)	9,181	152,936
Mersen SA (Industrials, Electrical Equipment)	1,768	57,922
398,680

Germany : 7.77%
Cancom SE (Information Technology, IT Services)	685	40,755
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	1,746	138,356
Krones AG (Industrials, Machinery)	885	66,829
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) †	1,135	41,791
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	4,783	126,059
413,790

Hong Kong : 2.39%
Sunlight REIT (Real Estate, Equity REITs)	200,000	127,039

Ireland : 1.72%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	49,841	91,648

Italy : 3.18%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,896	28,153
De'Longhi SpA (Consumer Discretionary, Household Durables)	3,899	73,469
Interpump Group SpA (Industrials, Machinery)	2,398	67,617
169,239

Japan : 28.92%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	4,600	157,835
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	3,700	99,365
DTS Corporation (Information Technology, IT Services)	5,800	134,421
Fuji Seal International Incorporated (Materials, Containers & Packaging)	5,200	108,906
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,300	80,410
Kyushu Railway Company (Industrials, Road & Rail)	1,800	58,895
Meitec Corporation (Industrials, Professional Services)	2,400	136,430
Nihon Parkerizing Company Limited (Materials, Chemicals)	14,200	147,275
ORIX JREIT Incorporated (Real Estate, Equity REITs)	81	171,139
OSG Corporation (Industrials, Machinery)	1,500	25,250
Shares	Value
Japan (continued)
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	1,800	$74,513
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	2,100	85,872
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	8,300	107,535
Taikisha Limited (Industrials, Construction & Engineering)	3,100	106,003
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	1,100	46,085
1,539,934

Netherlands : 1.76%
Brunel International NV (Industrials, Professional Services)	4,152	38,174
IMCD NV (Industrials, Trading Companies & Distributors)	642	55,436
93,610

Spain : 4.43%
Almirall SA (Health Care, Pharmaceuticals)	2,730	40,376
Vidrala SA (Materials, Containers & Packaging)	452	48,493
Viscofan SA (Consumer Staples, Food Products)	2,759	146,873
235,742

Sweden : 1.56%
AAK AB (Consumer Staples, Food Products)	2,283	42,936
Hexpol AB (Materials, Chemicals)	4,454	40,153
83,089

Switzerland : 4.59%
Bossard Holding AG (Industrials, Trading Companies & Distributors)	555	80,619
Bucher Industries AG (Industrials, Machinery)	232	77,586
Dufry AG (Consumer Discretionary, Specialty Retail)	308	26,700
OC Oerlikon Corporation AG (Industrials, Machinery)	5,613	59,782
244,687

United Kingdom : 17.46%
Britvic plc (Consumer Staples, Beverages)	12,105	147,698
Domino's Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	34,110	138,923
Elementis plc (Materials, Chemicals)	29,809	50,242
Hunting plc (Energy, Energy Equipment & Services)	5,920	23,901
Mears Group plc (Industrials, Commercial Services & Supplies)	8,043	32,393
Morgan Advanced Materials plc (Industrials, Machinery)	16,587	68,338
NCC Group plc (Information Technology, IT Services)	20,387	57,880
Nomad Foods Limited (Consumer Staples, Food Products) †	6,044	121,968
S4 Capital plc (Communication Services, Media) †	10,670	26,630
Savills plc (Real Estate, Real Estate Management & Development)	3,378	55,490
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	3,865	134,575
Tate & Lyle plc (Consumer Staples, Food Products)	5,261	54,996
Vesuvius plc (Industrials, Machinery)	2,871	16,492
929,526

Total Common Stocks (Cost $4,891,273)	5,198,290

Yield
Short-Term Investments : 2.92%
Investment Companies : 2.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	155,587	155,587

Total Short-Term Investments (Cost $155,587)	155,587

Total investments in securities (Cost $5,046,860)	100.55%	$ 5,353,877
Other assets and liabilities, net	(0.55)	(29,109)

Total net assets	100.00%	$5,324,768

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust

1

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	263,637	260,725	(368,775)	155,587	$ 155,587	2.92%

1

Wells Fargo Special International Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2020, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Australia	$0	$337,892	$0	$337,892
Austria	66,561	0	0	66,561
Belgium	0	59,676	0	59,676
Canada	375,865	0	0	375,865
Denmark	31,312	0	0	31,312
France	152,936	245,744	0	398,680
Germany	180,147	233,643	0	413,790
Hong Kong	0	127,039	0	127,039
Ireland	91,648	0	0	91,648
Italy	0	169,239	0	169,239
Japan	0	1,539,934	0	1,539,934
Netherlands	38,174	55,436	0	93,610
Spain	0	235,742	0	235,742
Sweden	42,936	40,153	0	83,089
Switzerland	0	244,687	0	244,687
United Kingdom	642,905	286,621	0	929,526
Short-term investments
Investment companies	155,587	0	0	155,587
Total assets	$1,778,071	$3,575,806	$0	$5,353,877

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.